FAIR VALUE OF ASSETS AND LIABILITIES - Significant unobservable inputs and and the sensitivity of these fair values (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 COP ($)	Dec. 31, 2023 COP ($) item
Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 3,387,618	$ 2,757,308
Debt instruments | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	127,565	78,729
Debt instruments | TIPS
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	63,280	74,087
Debt instruments | TIPS | Discounted cash flow | Yield
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	61,474	70,982
Sensitivity 100 basis point decrease	$ 65,164	$ 75,852
Debt instruments | TIPS | Discounted cash flow | Yield | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0014	0.0206
Debt instruments | TIPS | Discounted cash flow | Yield | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.1066	0.1073
Debt instruments | TIPS | Discounted cash flow | Yield | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0361	0.0548
Debt instruments | TIPS | Discounted cash flow | Prepayment speed
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	$ 65,081	$ 78,953
Debt instruments | Other Bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	62,558
Debt instruments | Other Bonds | Discounted cash flow | Interest rate
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	61,003
Sensitivity 100 basis point decrease	$ 64,177
Debt instruments | Other Bonds | Discounted cash flow | Interest rate | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0010
Debt instruments | Other Bonds | Discounted cash flow | Interest rate | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0112
Debt instruments | Other Bonds | Discounted cash flow | Interest rate | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0094
Debt instruments | Time deposits
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 1,727	4,642
Debt instruments | Time deposits | Discounted cash flow | Prepayment speed
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	60,732	73,271
Debt instruments | Time deposits | Discounted cash flow | Interest rate
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase		4,277
Sensitivity 100 basis point decrease		$ 4,701
Debt instruments | Time deposits | Discounted cash flow | Interest rate | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item		0.0215
Debt instruments | Time deposits | Discounted cash flow | Interest rate | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item		0.0570
Debt instruments | Time deposits | Discounted cash flow | Interest rate | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets		0.0378
Debt instruments | Time deposits | Discounted cash flow | Yield / interest rate
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	1,441
Sensitivity 100 basis point decrease	$ 1,772
Debt instruments | Time deposits | Discounted cash flow | Yield / interest rate | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0091
Debt instruments | Time deposits | Discounted cash flow | Yield / interest rate | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0640
Debt instruments | Time deposits | Discounted cash flow | Yield / interest rate | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0336
Debt instruments | Bonds by government entities
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 2,648,355	$ 2,664,295
Debt instruments | Bonds by government entities | Discounted cash flow | Yield
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	2,639,349	2,658,010
Sensitivity 100 basis point decrease	$ 2,660,301	$ 2,679,372
Debt instruments | Bonds by government entities | Discounted cash flow | Yield | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0118	0.0000
Debt instruments | Bonds by government entities | Discounted cash flow | Yield | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0118	0.0118
Debt instruments | Bonds by government entities | Discounted cash flow | Yield | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0118	0.0117
Debt instruments | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 611,698	$ 14,284
Debt instruments | Corporate bonds | Discounted cash flow | Yield
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	573,929	13,700
Sensitivity 100 basis point decrease	$ 647,264	$ 14,912
Debt instruments | Corporate bonds | Discounted cash flow | Yield | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0000	0.0349
Debt instruments | Corporate bonds | Discounted cash flow | Yield | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0525	0.0349
Debt instruments | Corporate bonds | Discounted cash flow | Yield | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0098	0.0349
Equity securities
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 717,873	$ 384,682
Other financial instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	34,385	38,319
Derivative financial instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	678,661	1,219,429
Forwards
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	430,163	1,006,834
Forwards | Discounted cash flow | Credit spread / yield
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	429,581	1,004,399
Sensitivity 100 basis point decrease	$ 430,753	$ 1,009,283
Forwards | Discounted cash flow | Credit spread / yield | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0000	0.0000
Forwards | Discounted cash flow | Credit spread / yield | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.2080	0.5058
Forwards | Discounted cash flow | Credit spread / yield | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0705	0.0722
Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 182,488	$ 138,992
Swaps | Discounted cash flow | Credit spread / yield
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase		139,451
Sensitivity 100 basis point decrease		$ 138,577
Swaps | Discounted cash flow | Credit spread / yield | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets		0.0000
Swaps | Discounted cash flow | Credit spread / yield | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets		0.6339
Swaps | Discounted cash flow | Credit spread / yield | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets		0.0586
Swaps | Discounted cash flow | Credit spread
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	166,650
Sensitivity 100 basis point decrease	$ 204,677
Swaps | Discounted cash flow | Credit spread | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0000
Swaps | Discounted cash flow | Credit spread | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.5614
Swaps | Discounted cash flow | Credit spread | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0403
Options
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 66,010	$ 73,603
Options | Discounted cash flow | Credit spread
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	65,512	73,048
Sensitivity 100 basis point decrease	$ 66,242	$ 73,870
Options | Discounted cash flow | Credit spread | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0012	0.0013
Options | Discounted cash flow | Credit spread | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.3475	0.3377
Options | Discounted cash flow | Credit spread | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0050	0.0057
Investment in associates
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 1,830,884	$ 1,670,782
Investment in associates | P.A. Viva Malls
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	1,817,503	1,661,679
Investment in associates | P.A Distrito Vera
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	13,325	$ 9,103
Investment in associates | Fideicomiso Locales Distrito Vera
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 56